Business Segments (Summary Of Net Revenue, Operating Expenses And Profit By Business Segment) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Segment Reporting Information [Line Items]
Net revenue	¥ 1,847.9		¥ 1,879.9
BTMU and MUTB, net revenue	1,209.3		1,208.0
BTMU and MUTB, net interest income	651.3		689.6
BTMU and MUTB, net fees	263.1		259.6
BTMU and MUTB, other revenue	294.9		258.8
Other than BTMU and MUTB, net revenue	638.6	[1]	671.9	[1]
Operating expenses	1,053.6		1,080.5
Operating profit (loss)	794.3		799.4
Offices outside Japan			500
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	644.1		683.7
BTMU and MUTB, net revenue	312.4		320.1
BTMU and MUTB, net interest income	243.1		257.0
BTMU and MUTB, net fees	65.8		58.9
BTMU and MUTB, other revenue	3.5		4.2
Other than BTMU and MUTB, net revenue	331.7	[1]	363.6	[1]
Operating expenses	450.8		476.1
Operating profit (loss)	193.3		207.6
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	438.5		450.0
BTMU and MUTB, net revenue	394.0		400.7
BTMU and MUTB, net interest income	211.9		220.4
BTMU and MUTB, net fees	149.7		152.7
BTMU and MUTB, other revenue	32.4		27.6
Other than BTMU and MUTB, net revenue	44.5	[1]	49.3	[1]
Operating expenses	223.0		232.3
Operating profit (loss)	215.5		217.7
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	77.4		78.0
BTMU and MUTB, net revenue	28.6		29.8
BTMU and MUTB, net fees	28.6		29.8
Other than BTMU and MUTB, net revenue	48.8	[1]	48.2	[1]
Operating expenses	49.1		48.7
Operating profit (loss)	28.3		29.3
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	388.0		399.1
BTMU and MUTB, net revenue	366.6		367.2
BTMU and MUTB, net interest income	117.7		151.0
BTMU and MUTB, net fees	(5.4)		(4.8)
BTMU and MUTB, other revenue	254.3		221.0
Other than BTMU and MUTB, net revenue	21.4	[1]	31.9	[1]
Operating expenses	48.6		54.5
Operating profit (loss)	339.4		344.6
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(17.8)		(27.0)
BTMU and MUTB, net revenue	(21.5)		(23.5)
BTMU and MUTB, net interest income	11.3		0.8
BTMU and MUTB, net fees	(28.4)		(24.0)
BTMU and MUTB, other revenue	(4.4)		(0.3)
Other than BTMU and MUTB, net revenue	3.7	[1]	(3.5)	[1]
Operating expenses	79.8		76.4
Operating profit (loss)	(97.6)		(103.4)
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	317.7		296.1
BTMU and MUTB, net revenue	129.2		113.7
BTMU and MUTB, net interest income	67.3		60.4
BTMU and MUTB, net fees	52.8		47.0
BTMU and MUTB, other revenue	9.1		6.3
Other than BTMU and MUTB, net revenue	188.5	[1]	182.4	[1]
Operating expenses	202.3		192.5
Operating profit (loss)	115.4		103.6
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	182.0		154.9
BTMU and MUTB, net revenue	129.2		113.7
BTMU and MUTB, net interest income	67.3		60.4
BTMU and MUTB, net fees	52.8		47.0
BTMU and MUTB, other revenue	9.1		6.3
Other than BTMU and MUTB, net revenue	52.8	[1]	41.2	[1]
Operating expenses	111.7		102.2
Operating profit (loss)	70.3		52.7
Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	135.7		141.2
Other than BTMU and MUTB, net revenue	135.7	[1]	141.2	[1]
Operating expenses	90.6		90.3
Operating profit (loss)	¥ 45.1		¥ 50.9

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.